Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
7.
Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	(in US$ thousands)
Cost:
Network equipment	$27,298	$28,810
Leasehold improvements	4,408	4,994
Electronic equipment	3,026	2,783
Furniture, computers and office equipment	1,041	1,027
Self-developed software	863	851
Total cost	36,636	38,465
Less: accumulated depreciation	(31,366)	(33,827)
Capitalized internal-use software development costs	42	42
Construction in progress	17,396	44,486
Property and equipment, net	$22,708	$49,166

Depreciation expense recognized for the years ended December 31, 2022, 2023 and 2024 were US$9.5 million, US$7.1 million and US$3.5 million, respectively.

Construction in progress primarily represents the construction of headquarter building. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when it is ready for intended use, at which time depreciation commences.